Schedule of Financial Liabilities Contractual Terms, by Undiscounted Amounts (Details) - ILS (₪) ₪ in Thousands		Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Credit from banking corporations	[1]	₪ 148,262	₪ 180,769
Trade payables and other payables		107,335	114,560
Lease liability	[2]	23,751	27,990
Short term loan from related party (Note 23)		11,000
Total financial liabilities undiscounted amount		290,348	323,319
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Credit from banking corporations	[1]	88,802	69,435
Trade payables and other payables		107,335	114,559
Lease liability	[2]	4,262	4,789
Short term loan from related party (Note 23)		11,000
Total financial liabilities undiscounted amount		211,399	188,783
Later than one year [member]
IfrsStatementLineItems [Line Items]
Credit from banking corporations	[1]	59,460	111,334
Trade payables and other payables
Lease liability	[2]	19,489	23,201
Short term loan from related party (Note 23)
Total financial liabilities undiscounted amount		₪ 78,949	₪ 134,535

[1]	The Company is in compliance with the required financial covenants. Therefore, the liabilities are presented under non-current liabilities.
[2]	The Company has lease agreements for the Company’s offices in Herzliya and for the pharmacies located throughout Israel. the term of the lease agreements ends between 2025 – 2036, depending on the location.